Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 137	$ 126